SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information
SUPPLEMENTAL CASH FLOW INFORMATION

15. SUPPLEMENTAL CASH FLOW INFORMATION

There were no non-cash transactions during the year ended December 31, 2022.

During the year ended December 31, 2021, the Company:

- Issued common shares against subscriptions of $10,000 received in prior year.

- Issued 275,000 common shares valued at $38,500 for services received

During the year ended December 31, 2020, the Company:

- Issued in total 2,000,000 common shares valued at $100,000 related to the acquisition of HealthTab™.

- Issued in total 3,480,000 common shares valued at $52,200 as bonus shares under a loan.

- Issued 5,477,965 common shares at a price of $0.025 per share to settle an outstanding debt of $136,949.